Other equity reserves	12 Months Ended
Mar. 31, 2020
Other equity reserves
Other equity reserves

19.         Other equity reserves

The total share based payments reserve at March 31, 2020 was €32.3m (2019:  €29.0m; 2018:  €21.3m). The treasury reserve amounted to €nil at March 31, 2020 (2019:  €nil; 2018:  €nil). The total cash-flow hedge reserve amounted to negative €111.3m at March 31, 2020 (2019:  positive €274.6m; 2018:  negative €359.7m). Further details of the Group’s derivatives are set out in Notes 6 and 14 to the consolidated financial statements.